Summary Of Business And Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Summary Of Business And Significant Accounting Policies Tables
Earnings (loss) per share

The following is a reconciliation of net earnings used in the calculation of basic and diluted earnings per share for the three and six months ended July 3, 2015:

	Three months ended	Six months ended
	July 3, 2015

Net income attributable to Cybergy	$308,843,000	$413,266,000
Effect of dilutive securities:
Preferred stock	-	-
Stock options	4,000	8,000
Convertible debentures	(135,520,000)	(178,587,000)
Warrants	(11,023,000)	(14,585,000)
Put option	(164,217,000)	(223,670,000)
Diluted net (loss) attributable to Cybergy	$(1,913,000)	$(3,568,000)

The following is a reconciliation of the number of shares used in the calculation of basic and diluted earnings per share for the three and six months ended July 3, 2015:

	Three months ended	Six months ended
	July 3, 2015

Weighted-average number of common shares outstanding	20,658,149	20,580,104
Effect of dilutive securities:
Preferred stock	524,069,398	523,930,466
Stock options	17,747,780	17,755,291
Convertible debentures	80,313,600	80,313,600
Warrants	6,431,811	6,462,297
Put option	-	-
Dilutive potential common shares	649,220,738	649,041,758

Diluted net earnings per share

The following securities were not included in the computation of diluted net earnings per share as their effect would have been antidilutive:

	Three months ended	Six months ended
	July 3, 2015

Stock options	4,648,883	4,648,883
Warrants	507,707	507,707
	5,156,590	5,156,590

The holders of Series C preferred stock do not share in the earnings of Cybergy. The following outstanding securities were excluded from the calculation of earnings (loss) per share as the effect of the assumed exercise or conversion would be anti-dilutive:

	2014	2013
Warrants	7,063,775	17,594,794
Convertible debentures	80,313,600	-
Series C preferred stock	523,784,355	-
Total	611,161,730	17,594,794